Property and Equipment (Details) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Property and Equipment [Abstract]
Depreciation expenses	$ 7,022	$ 26,551	$ 30,027	$ 93,254	$ 90,386